Equity (Details Textual) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2023 ₨ / shares
Statement [Line Items]
Increase in authorised share capital | ₨		₨ 189,000
Authorized Share Capital | ₨		₨ 2,040,000
Number of shares authorised | shares		204,000,000
Par value per share | ₨ / shares	₨ 10	₨ 10	₨ 0
Ordinary shares [member]
Statement [Line Items]
Number of shares authorised | shares		750,000,000
Par value per share | ₨ / shares		₨ 10
Preference shares [member]
Statement [Line Items]
Number of shares authorised | shares		250,000,000
Par value per share | ₨ / shares		₨ 10
Series Four Compulsorily Convertible Debentures [Member] | Kotak Data Center Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	48,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1 | ₨	₨ 4,800,000
Debt compulsory converted instrument ratio	0.5434